INTANGIBLE ASSETS, NET	12 Months Ended
Jun. 30, 2020
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET
NOTE 9 -     INTANGIBLE ASSETS, NET

	June 30,
	2019			2020
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Patents and copyrights	$1,998	(615)	1,383	$2,620	(907)	1,713

The amortization
expenses

for the
years
 ended June 30,
2018,

2019 and 2020 were
 $801,
$311 and $300, respectively.
The annual amortization expense relating to the existing intangible assets for the five succeeding years is as follow:

Year ending June 30,
2021	$437
2022	437
2023	437
2024	287
2025	125